Common stock (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Treasury Stock Value outstanding	$ 82,008
Repurchase of common stock	640	27
Restricted stock issued - directors	0	0	0
Treasury Stock Value outstanding	77,627	82,008
Common Stock [Member]
Class of Stock [Line Items]
Repurchase of common stock (in shares)	23,274	1,083
Restricted stock issued - directors (in shares)	(28,500)	(28,500)	(32,317)
Exercised stock options - compensation plans (in shares)	(111,427)	(276,079)	(895,674)
Restricted stock units - vested (in shares)	(87,519)	(124,490)	(85,249)
Common Class A [Member]
Class of Stock [Line Items]
Treasury Stock Value outstanding	10,708	10,708	10,708
Treasury Stock, outstanding (in shares)	318,140	318,140	318,140
Repurchase of common stock	0	0
Repurchase of common stock (in shares)	0	0
Restricted stock issued - directors	0	0	0
Restricted stock issued - directors (in shares)	0	0	0
Exercised stock options - compensation plans	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested	0	0
Restricted stock units - vested (in shares)	0	0	0
Treasury Stock Value outstanding	10,708	10,708	10,708
Treasury Stock, outstanding (in shares)	318,140	318,140	318,140
Common Class B [Member]
Class of Stock [Line Items]
Treasury Stock Value outstanding	15,655	15,655	15,655
Treasury Stock, outstanding (in shares)	568,010	568,010	568,010
Repurchase of common stock	587	0
Repurchase of common stock (in shares)	21,164	0
Restricted stock issued - directors	0	0	0
Restricted stock issued - directors (in shares)	0	0	0
Exercised stock options - compensation plans	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Treasury Stock Value outstanding	16,242	15,655	15,655
Treasury Stock, outstanding (in shares)	589,174	568,010	568,010
Common Class E [Member]
Class of Stock [Line Items]
Treasury Stock Value outstanding	55,645	65,089	89,254
Treasury Stock, outstanding (in shares)	2,520,522	2,948,508	3,961,748
Repurchase of common stock	53	27
Repurchase of common stock (in shares)	2,110	1,083
Restricted stock issued - directors	(629)	(629)	(771)
Restricted stock issued - directors (in shares)	(28,500)	(28,500)	(32,317)
Exercised stock options - compensation plans	(2,460)	(6,094)	(21,361)
Exercised stock options - compensation plans (in shares)	(111,427)	(276,079)	(895,674)
Restricted stock units - vested	(1,932)	(2,748)	(2,033)
Restricted stock units - vested (in shares)	(87,519)	(124,490)	(85,249)
Treasury Stock Value outstanding	50,677	55,645	65,089
Treasury Stock, outstanding (in shares)	2,295,186	2,520,522	2,948,508
Treasury stock
Class of Stock [Line Items]
Treasury Stock Value outstanding	82,008	91,452	115,617
Treasury Stock, outstanding (in shares)	3,406,672	3,834,658	4,847,898
Repurchase of common stock	640	27
Repurchase of common stock (in shares)	23,274	1,083
Restricted stock issued - directors	(629)	(629)	(771)
Restricted stock issued - directors (in shares)	(28,500)	(28,500)	(32,317)
Exercised stock options - compensation plans	(2,460)	(6,094)	(21,361)
Exercised stock options - compensation plans (in shares)	(111,427)	(276,079)	(895,674)
Restricted stock units - vested	(1,932)	(2,748)	(2,033)
Restricted stock units - vested (in shares)	(87,519)	(124,490)	(85,249)
Treasury Stock Value outstanding	$ 77,627	$ 82,008	$ 91,452
Treasury Stock, outstanding (in shares)	3,202,500	3,406,672	3,834,658